6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 95.6%

Communication Services — 2.7%
Alphabet, Cl C *	1,156	$3,363,081
Facebook, Cl A *	8,951	3,395,831
		6,758,912
Consumer Discretionary — 12.4%
Amazon.com *	942	3,269,484
Home Depot	9,627	3,140,135
Lowe’s	32,996	6,727,555
McDonald’s	13,122	3,115,950
NIKE, Cl B	37,339	6,151,227
Target	36,745	9,075,280
		31,479,631
Consumer Staples — 16.5%
Altria Group	132,021	6,631,415
Coca-Cola	55,387	3,118,842
Costco Wholesale	14,688	6,690,237
Kraft Heinz	81,660	2,938,943
Mondelez International, Cl A	49,646	3,081,528
PepsiCo	20,153	3,151,728
Philip Morris International	94,494	9,732,881
Walmart	44,308	6,562,015
		41,907,589
Financials — 20.7%
American Express	37,225	6,177,861
Bank of America	82,998	3,465,167
Berkshire Hathaway, Cl B *	11,325	3,236,345
Capital One Financial	39,360	6,532,579
Citigroup	93,035	6,690,147
Goldman Sachs Group	16,659	6,888,663
JPMorgan Chase	20,839	3,333,198
MetLife	108,964	6,755,768
US Bancorp	114,300	6,559,677
Wells Fargo	68,802	3,144,251
		52,783,656
Health Care — 15.4%
Abbott Laboratories	26,054	3,292,444
AbbVie	54,580	6,592,172
Bristol-Myers Squibb	92,640	6,193,910
CVS Health	76,464	6,605,725
Eli Lilly	25,550	6,599,310
Johnson & Johnson	18,286	3,165,855
Pfizer	143,345	6,603,905
		39,053,321
Industrials — 7.4%
3M	47,851	9,318,504
Caterpillar	15,354	3,237,698
FedEx	11,406	3,030,460
General Dynamics	16,088	3,222,587
		18,809,249
Information Technology — 14.2%
Adobe *	5,090	3,378,233
Broadcom	6,497	3,230,374
Cisco Systems	56,818	3,353,398
Intel	58,689	3,172,727
International Business Machines	44,555	6,252,849
NVIDIA	31,905	7,141,935
Oracle	35,963	3,205,382
QUALCOMM	21,163	3,104,400
Texas Instruments	16,518	3,153,451
		35,992,749
Materials — 3.8%
Dow	154,396	9,711,508

Utilities — 2.5%
Southern	98,334	6,463,494

Total Common Stock
(Cost $211,805,523)		242,960,109

EXCHANGE-TRADED FUND — 5.1%
SPDR S&P 500 ETF Trust	28,420	12,833,335

Total Exchange-Traded Fund
(Cost $12,521,357)		12,833,335

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 0.03%	1,076,726	1,076,726

Total Short-Term Investment
(Cost $1,076,726)		1,076,726

Total Investments - 101.1%
(Cost $225,403,606)		$256,870,170

WRITTEN OPTIONS(A) — -1.1%
Total Written Options
(Premiums Received ($2,124,022))		(2,769,056)

Percentages are based on Net Assets of $254,015,935.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (1.1)%

Call Options
S&P 500 Index*	(424)	$(1,582,969)	$4,500	10/16/21	$(2,253,560)
S&P 500 Index*	(141)	(541,053)	4,600	10/16/21	(515,946)
					(2,769,056)
Total Written Options
(Premiums Received $2,124,022)					(2,769,056)

* Non-income producing security.

(A) Refer to table below for details on Options Contracts

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

S&P — Standard & Poor’s

As of August 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

MER-QH-001-0300

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.1%

Communication Services — 3.8%
AT&T	20,041	$549,524
Cable One	284	596,284
Discovery, Cl A *	19,695	568,004
Fox	15,989	598,628
New York Times, Cl A	11,997	609,207
QuinStreet *	31,570	565,419
Shenandoah Telecommunications	18,799	560,774
ViacomCBS, Cl B	14,390	596,466
World Wrestling Entertainment, Cl A	11,486	598,535
		5,242,841
Consumer Discretionary — 8.6%
AutoZone *	339	525,162
Dollar General	2,376	529,635
Domino’s Pizza	1,039	537,049
Dorman Products *	5,704	535,377
Grand Canyon Education *	6,074	541,436
H&R Block	22,462	576,151
Hasbro	5,606	551,126
Helen of Troy *	2,483	593,909
LGI Homes *	3,510	562,758
McDonald’s	2,377	564,442
Murphy USA	3,710	576,089
Ollie’s Bargain Outlet Holdings *	6,282	454,691
O’Reilly Automotive *	920	546,554
Papa John’s International	4,846	618,011
Service International	8,799	552,225
Shutterstock	5,324	613,644
Sturm Ruger	7,292	570,161
Target	2,141	528,784
Wendy’s	24,975	574,925
Williams-Sonoma	3,565	665,585
Yum! Brands	4,180	547,705
		11,765,419
Consumer Staples — 16.1%
Altria Group	11,869	596,180
BJ’s Wholesale Club Holdings *	10,790	611,361
Boston Beer, Cl A *	845	481,827
Casey’s General Stores	2,893	591,792
Central Garden & Pet, Cl A *	12,123	558,265
Coca-Cola	9,948	560,172
Coca-Cola Consolidated	1,446	587,307
Colgate-Palmolive	7,133	556,017
Costco Wholesale	1,283	584,394
Edgewell Personal Care	13,576	574,265
elf Beauty *	19,898	615,843
Flowers Foods	24,610	593,839
Grocery Outlet Holding *	16,971	441,755
Hain Celestial Group *	14,088	527,032
Hershey	3,131	556,379
J & J Snack Foods	3,470	568,247
J M Smucker	4,332	535,738
Kraft Heinz	15,109	543,773
Kroger	13,315	612,889
Lancaster Colony	2,956	523,921
Molson Coors Beverage, Cl B	11,623	552,441
Mondelez International, Cl A	9,043	561,299
National Beverage	12,837	597,563
Nu Skin Enterprises, Cl A	10,658	539,508
PepsiCo	3,622	566,445
Philip Morris International	5,609	577,727
Post Holdings *	5,632	630,278
Procter & Gamble	3,917	557,742
Sanderson Farms	3,067	602,666
Simply Good Foods *	15,535	553,357
Sprouts Farmers Market *	23,591	587,416
Tootsie Roll Industries	16,576	524,630
TreeHouse Foods *	13,232	495,803
Tyson Foods, Cl A	7,933	622,899
Universal	10,915	552,299
USANA Health Sciences *	5,878	570,342
Walgreens Boots Alliance	11,992	608,594
Walmart	3,906	578,479
WD-40	2,323	556,660
		22,057,144
Energy — 0.4%
DT Midstream	12,697	590,030

Financials — 7.6%
Allstate	4,329	585,627
Aon PLC, Cl A	2,151	617,037
Assurant	3,585	609,844
B Riley Financial	8,482	555,910
Brown & Brown	10,393	603,314
Cboe Global Markets	4,522	570,450
CME Group, Cl A	2,675	539,601
Employers Holdings	13,726	565,099
FactSet Research Systems	1,554	590,862
HCI Group	5,531	617,592
Horace Mann Educators	14,322	587,202
KKR Real Estate Finance Trust ‡	26,758	570,748
Mercury General	9,494	566,887
Mr Cooper Group *	14,676	570,603
Progressive	5,854	563,974
RenaissanceRe Holdings	3,659	573,475
Safety Insurance Group	7,256	589,985
Stewart Information Services	9,752	613,888
		10,492,098

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value
Health Care — 20.2%
Abbott Laboratories	4,591	$580,165
AbbVie	4,849	585,663
Amedisys *	2,177	399,371
AmerisourceBergen, Cl A	4,446	543,346
Bristol-Myers Squibb	8,149	544,842
Cardiovascular Systems *	14,712	526,542
Centene *	8,079	508,815
Cerner	6,969	532,083
Chemed	1,177	561,076
Collegium Pharmaceutical *	22,380	459,461
Computer Programs and Systems	16,571	589,431
Corcept Therapeutics *	25,876	550,641
CorVel *	3,624	597,271
CVS Health	6,844	591,253
Danaher	1,825	591,592
DaVita *	4,172	545,572
Eli Lilly	2,126	549,125
Encompass Health	6,698	525,458
Glaukos *	11,353	676,979
HealthStream *	18,819	571,909
Hill-Rom Holdings	4,060	591,055
Humana	1,309	530,695
ICU Medical *	2,926	583,298
Invacare *	80,083	677,502
Jazz Pharmaceuticals *	3,635	478,766
Johnson & Johnson	3,219	557,305
Laboratory Corp of America Holdings *	1,859	563,983
LeMaitre Vascular	10,094	571,522
LHC Group *	2,592	484,082
Magellan Health *	5,902	558,447
Masimo *	1,996	541,994
Merit Medical Systems *	8,456	606,887
Mesa Laboratories	1,958	522,629
ModivCare *	3,125	616,439
NeoGenomics *	11,753	571,431
Neurocrine Biosciences *	5,987	569,962
Omnicell *	3,740	580,710
Pacira BioSciences *	9,259	548,966
Penumbra *	2,122	583,444
Pfizer	12,352	569,057
Prestige Consumer Healthcare *	10,495	602,308
Quidel *	3,826	493,363
Repligen *	2,208	624,820
STAAR Surgical *	4,335	669,627
STERISPLC	2,578	554,296
Supernus Pharmaceuticals *	20,535	565,329
Surmodics *	10,198	612,594
United Therapeutics *	2,708	581,895
Waters *	1,414	585,424
		27,628,425
Industrials — 9.6%
3M	2,824	549,946
AAON	8,990	612,309
Aerojet Rocketdyne Holdings	11,994	497,991
Atlas Air Worldwide Holdings *	8,289	606,506
CACI International, Cl A *	2,207	568,391
Exponent	5,024	587,306
Forrester Research *	12,344	586,957
FTI Consulting *	3,863	539,700
Hub Group, Cl A *	8,814	618,743
Huntington Ingalls Industries	2,784	568,409
JB Hunt Transport Services	3,330	590,741
Knight-Swift Transportation Holdings, Cl A	11,292	586,394
L3Harris Technologies	2,432	566,680
Lockheed Martin	1,542	554,812
ManTech International, Cl A	6,729	532,735
Northrop Grumman	1,561	573,980
Republic Services, Cl A	4,683	581,301
Science Applications International	6,776	570,742
Toro	4,906	539,366
Waste Management	3,748	581,352
Watsco	1,994	555,169
Watts Water Technologies, Cl A	3,576	613,534
Werner Enterprises	12,360	582,898
		13,165,962
Information Technology — 7.2%
Alarmcom Holdings *	6,643	560,204
Aspen Technology *	3,833	496,374
CSG Systems International	12,551	605,083
EVERTEC	12,398	573,408
ExlService Holdings *	4,858	598,214
International Business Machines	3,908	548,449
J2 Global *	3,950	543,915
NETGEAR*	16,335	583,650
NortonLifeLock	23,045	612,075
Oracle	6,198	552,428
OSI Systems *	5,797	573,555
Qualys *	5,367	629,978
Sailpoint Technologies Holdings *	11,064	518,459
SPS Commerce *	4,970	673,584
TTM Technologies *	39,812	557,368
Vonage Holdings *	39,005	549,971
Vontier	17,344	630,801
		9,807,516
Materials — 3.8%
AptarGroup	4,401	593,255
Balchem	4,262	598,470
NewMarket	1,767	617,974
Royal Gold	4,706	523,919
RPM International	6,583	541,715

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value
Materials (continued)
Sealed Air	9,625	$587,414
Sherwin-Williams	1,882	571,507
Silgan Holdings	14,130	599,535
Stepan	4,865	571,929
		5,205,718
Real Estate — 10.4%
Apartment Income ‡	10,775	547,586
Camden Property Trust ‡	3,770	565,651
CareTrust ‡	24,514	539,063
Centerspace ‡	6,083	615,478
Community Healthcare Trust ‡	11,510	558,350
CoreSite Realty ‡	4,007	594,519
Crown Castle International ‡	2,860	556,813
Duke Realty ‡	11,010	578,135
EastGroup Properties ‡	3,214	579,356
Extra Space Storage ‡	3,176	593,626
First Industrial Realty Trust ‡	10,227	572,610
Four Corners Property Trust ‡	19,773	565,706
Getty Realty ‡	18,023	570,067
Healthcare Realty Trust ‡	18,151	545,075
Independence Realty Trust ‡	28,176	577,044
Industrial Logistics Properties Trust ‡	21,024	576,688
Lexington Realty Trust ‡	42,772	578,705
Life Storage ‡	4,705	585,490
LTC Properties ‡	15,696	541,669
Mid-America Apartment Communities ‡	2,933	564,221
National Storage Affiliates Trust ‡	10,213	584,694
Physicians Realty Trust ‡	30,138	557,854
Public Storage ‡	1,820	588,970
Safehold ‡	6,073	544,202
SBA Communications, Cl A ‡	1,599	573,993
		14,255,565
Utilities — 11.4%
Alliant Energy	9,312	566,076
American States Water	6,185	570,319
American Water Works	3,163	576,457
Avista	13,050	546,143
California Water Service Group	8,637	548,881
Chesapeake Utilities	4,382	572,728
DTE Energy	4,737	570,051
Duke Energy	5,230	547,372
Essential Utilities	11,202	555,955
FirstEnergy	14,672	570,301
Hawaiian Electric Industries	12,829	559,344
IDACORP	5,259	554,036
Middlesex Water	5,219	571,011
National Fuel Gas	10,767	557,838
NiSource	22,105	544,888
NorthWestern	9,012	573,162
OGE Energy	16,368	579,590
ONE Gas	7,560	542,959
Pinnacle West Capital	7,138	548,912
PNM Resources	11,606	574,497
PPL	19,633	576,229
Public Service Enterprise Group	8,821	564,015
Sempra Energy	4,266	564,648
South Jersey Industries	22,079	547,780
Southern	8,717	572,968
Southwest Gas Holdings	7,755	545,254
Spire	7,654	510,522
Unitil	11,116	551,354
		15,663,290
Total Common Stock
(Cost $123,420,128)		135,874,008

SHORT-TERM INVESTMENT — 0.9%
Invesco Government & Agency, CI Institutional, 0.03%	1,216,635	1,216,635

Total Short-Term Investment
(Cost $1,216,635)		1,216,635

Total Investments - 100.0%
(Cost $124,636,763)		$137,090,643

Percentages are based on Net Assets of $137,027,999

* Non-income producing security

‡ Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of August 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under US GAAP

For the period ended August 31, 2021, there have been no transfers in or out of Level 3

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

MER-QH-001-0300

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 2.8%
Alphabet, Cl C *	773	$2,248,843
Facebook, Cl A *	5,974	2,266,416
		4,515,259
Consumer Discretionary — 12.9%
Amazoncom *	631	2,190,068
Home Depot	6,426	2,096,033
Lowe’s	22,023	4,490,268
McDonald’s	8,758	2,079,675
NIKE, Cl B	24,921	4,105,486
Target	24,522	6,056,444
		21,017,974
Consumer Staples — 17.2%
Altria Group	88,112	4,425,866
Coca-Cola	36,967	2,081,612
Costco Wholesale	9,804	4,465,624
Kraft Heinz	54,502	1,961,527
Mondelez International, Cl A	33,134	2,056,627
PepsiCo	13,450	2,103,445
Philip Morris International	63,063	6,495,489
Walmart	29,570	4,379,317
		27,969,507
Financials — 21.7%
American Express	24,845	4,123,276
Bank of America	55,392	2,312,616
Berkshire Hathaway, Cl B *	7,559	2,160,135
Capital One Financial	26,268	4,359,700
Citigroup	62,093	4,465,108
Goldman Sachs Group	11,120	4,598,231
JPMorgan Chase	13,909	2,224,745
MetLife	72,722	4,508,764
US Bancorp	76,284	4,377,939
Wells Fargo	45,920	2,098,544
		35,229,058
Health Care — 16.0%
Abbott Laboratories	17,389	2,197,448
AbbVie	36,427	4,399,653
Bristol-Myers Squibb	61,828	4,133,820
CVS Health	51,032	4,408,654
Eli Lilly	17,054	4,404,878
Johnson & Johnson	12,206	2,113,225
Pfizer	95,667	4,407,379
		26,065,057
Industrials — 7.7%
3M	31,937	6,219,411
Caterpillar	10,249	2,161,207
FedEx	7,613	2,022,698
General Dynamics	10,736	2,150,528
		12,553,844
Information Technology — 14.8%
Adobe *	3,398	2,255,253
Broadcom	4,338	2,156,897
Cisco Systems	37,920	2,238,038
Intel	39,171	2,117,584
International Business Machines	29,738	4,173,431
NVIDIA	21,294	4,766,662
Oracle	24,003	2,139,387
QUALCOMM	14,125	2,071,996
Texas Instruments	11,025	2,104,783
		24,024,031
Materials — 4.0%
Dow	103,043	6,481,405

Utilities — 2.6%
Southern	65,629	4,313,794

Total Common Stock
(Cost $142,242,766)		162,169,929

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.03%	384,155	384,155

Total Short-Term Investment
(Cost $384,155)		384,155

Total Investments - 100.0%
(Cost $142,626,921)		$162,554,084

Percentages are based on Net Assets of $162,601,168

* Non-income producing security

Cl — Class

As of August 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under US GAAP

For the period ended August 31, 2021, there have been no transfers in or out of Level 3

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

MER-QH-001-0300

6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Communication Services — 1.1%
EW Scripps, Cl A	34,396	$637,702

Consumer Discretionary — 18.4%
Asbury Automotive Group *	3,345	622,973
Buckle	15,919	616,543
Century Communities	9,306	652,351
Conn’s *	29,178	717,779
Dorman Products *	6,605	619,945
Genesco *	12,247	759,681
Group 1 Automotive	3,968	656,466
Haverty Furniture	17,998	641,269
La-Z-Boy, Cl Z	19,224	673,032
M/I Homes *	10,374	667,982
Sally Beauty Holdings *	35,201	654,387
Shoe Carnival	20,524	785,659
Shutterstock	6,166	710,693
Signet Jewelers	10,470	829,224
Sturm Ruger	8,444	660,236
Zumiez *	16,186	650,515
		10,918,735
Consumer Staples — 5.6%
Coca-Cola Consolidated	1,675	680,318
J & J Snack Foods	4,020	658,315
National Beverage	14,853	691,408
USANA Health Sciences *	6,807	660,483
WD-40	2,691	644,844
		3,335,368
Energy — 2.1%
Dorian LPG *	49,298	651,720
Helix Energy Solutions Group *	161,049	605,544
		1,257,264
Financials — 22.0%
American Equity Investment Life Holding	20,489	649,296
Axos Financial *	13,801	669,072
BankUnited	16,190	680,466
Banner	12,308	704,018
Cadence BanCorp, Cl A	34,524	742,610
Customers Bancorp *	17,143	709,892
Encore Capital Group *	13,804	679,294
Enova International *	20,420	673,452
First Financial Bancorp	28,969	681,061
Flagstar Bancorp	13,872	686,110
Great Western Bancorp	21,045	651,553
Hilltop Holdings	20,305	679,608
Meta Financial Group	13,442	661,212
Piper Sandler	4,949	707,311
S&T Bancorp	22,480	669,904
Safety Insurance Group	8,397	682,760
Stewart Information Services	22,689	1,428,273
Virtus Investment Partners	2,268	709,204
		13,065,096
Health Care — 12.3%
Cardiovascular Systems *	17,022	609,217
CorVel *	4,198	691,872
HealthStream *	21,790	662,198
LeMaitre Vascular	11,680	661,322
Magellan Health *	6,829	646,160
Mesa Laboratories	2,268	605,375
ModivCare *	3,620	714,081
NeoGenomics *	13,598	661,135
Omnicell *	4,332	672,630
Prestige Consumer Healthcare *	12,153	697,460
Supernus Pharmaceuticals *	23,760	654,113
		7,275,563
Industrials — 10.1%
ABM Industries	13,835	685,109
Aerojet Rocketdyne Holdings	13,879	576,256
ArcBest	9,902	660,760
Atlas Air Worldwide Holdings *	9,599	702,359
Boise Cascade	12,299	711,497
Hub Group, Cl A *	10,207	716,531
Kelly Services, Cl A	30,004	583,278
ManTech International, Cl A	7,786	616,418
Matson	9,222	730,106
		5,982,314
Information Technology — 10.4%
Alarmcom Holdings *	7,691	648,582
Bel Fuse, Cl B	47,874	675,981
BM Technologies *	0	3
CSG Systems International	14,533	700,636
EVERTEC	14,356	663,965
ExlService Holdings *	5,627	692,909
NETGEAR*	18,914	675,797
Sanmina *	17,026	672,186
SPS Commerce *	5,756	780,111
TTM Technologies *	46,063	644,882
		6,155,052
Materials — 3.5%
AdvanSix *	18,460	673,790
Balchem	4,937	693,254
Koppers Holdings *	21,805	717,384
		2,084,428
Real Estate — 7.8%
CareTrust ‡	28,362	623,680

6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value
Real Estate (continued)
Centerspace ‡	7,044	$712,713
Community Healthcare Trust ‡	13,318	646,056
Getty Realty ‡	20,868	660,055
Independence Realty Trust ‡	32,600	667,648
Lexington Realty Trust ‡	49,525	670,073
Safehold ‡	7,033	630,227
		4,610,452
Utilities — 6.6%
American States Water	7,156	659,855
Avista	15,111	632,395
California Water Service Group	10,001	635,564
Chesapeake Utilities	5,076	663,433
Middlesex Water	6,038	660,617
Unitil	12,862	637,956
		3,889,820

Total Common Stock
(Cost $53,426,592)		59,211,794

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, CI Institutional, 0.03%	85,951	85,951

Total Short-Term Investment
(Cost $85,951)		85,951

Total Investments - 100.0%
(Cost $53,512,543)		$59,297,745

Percentages are based on Net Assets of $59,273,610

‡ Real Estate Investment Trust

* Non-income producing security

Cl — Class

As of August 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under US GAAP

For the period ended August 31, 2021, there have been no transfers in or out of Level 3

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

MER-QH-001-0300

6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 10.0%
Alphabet, Cl A *	291	$842,139
Facebook, Cl A *	2,175	825,152
		1,667,291
Consumer Discretionary — 23.9%
Acushnet Holdings	240	11,990
Best Buy	1,579	183,969
Crocs *	428	61,127
Deckers Outdoor *	195	81,598
iRobot *	195	15,818
Lowe’s	3,742	762,957
Lululemon Athletica *	893	357,352
NIKE, Cl B	4,539	747,754
NVR*	23	119,139
O’Reilly Automotive *	488	289,911
Pool	280	138,404
Revolve Group, Cl A *	559	32,120
Shutterstock	170	19,594
Skyline Champion *	378	23,708
Sleep Number *	157	14,524
Sturm Ruger	116	9,070
Target	2,736	675,737
Tempur Sealy International	1,376	61,507
Wayfair, Cl A *	682	191,472
Williams-Sonoma	535	99,885
XPEL*	122	9,270
YETI Holdings *	566	56,227
		3,963,133
Consumer Staples — 8.1%
Costco Wholesale	1,618	736,982
Hershey	1,460	259,442
Lancaster Colony	140	24,814
Medifast	88	20,055
Monster Beverage *	2,531	246,950
Nu Skin Enterprises, Cl A	329	16,654
Sprouts Farmers Market *	832	20,717
WD-40	94	22,525
		1,348,139

Energy — 0.3%
Texas Pacific Land	41	55,749

Financials — 8.0%
Blackstone Group, Cl A	6,227	782,921
Cohen & Steers	166	14,560
FactSet Research Systems	263	99,998
Houlihan Lokey, Cl A	479	43,206
Moelis, Cl A	511	31,656
PJT Partners	255	20,140
T Rowe Price Group	1,561	349,461
		1,341,942
Health Care — 16.6%
ABIOMED*	302	109,916
Amedisys *	305	55,952
Blueprint Medicines *	376	35,070
Chemed	111	52,914
Corcept Therapeutics *	742	15,790
CorVel *	64	10,548
Edwards Lifesciences *	4,381	513,365
Globus Medical, Cl A *	705	57,528
HealthEquity *	572	36,705
Inari Medical *	213	17,436
Intuitive Surgical *	627	660,581
Karuna Therapeutics *	146	17,359
Masimo *	365	99,112
Mettler-Toledo International *	161	250,006
ModivCare *	87	17,162
NuVasive *	370	22,992
Seagen *	960	160,896
STAAR Surgical *	289	44,642
Veeva Systems, Cl A *	1,089	361,526
West Pharmaceutical Services	525	237,101
		2,776,601
Industrials — 8.8%
AAON	272	18,526
Copart *	1,528	220,521
Expeditors International of Washington	1,213	151,188
Exponent	354	41,383
Fastenal	4,089	228,371
Graco	1,216	95,358
Healthcare Services Group	513	13,420
Landstar System	270	45,368
Old Dominion Freight Line	736	212,498
Robert Half International	758	78,377
Rollins	1,735	67,526
Simpson Manufacturing	304	34,398
Toro	752	82,675
Watts Water Technologies, Cl A	226	38,775
WW Grainger	310	134,447
		1,462,831
Information Technology — 23.5%
Accenture PLC, Cl A	2,211	744,134
Adobe *	1,252	830,951
Arista Networks *	406	150,028
Aspen Technology *	475	61,513
Badger Meter	202	21,632
Cadence Design Systems *	1,946	318,132
EPAM Systems *	369	233,507
Extreme Networks *	844	9,141

6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value
Information Technology (continued)
Manhattan Associates *	432	$70,412
Maximus	442	38,494
Nuance Communications *	2,013	110,816
SPS Commerce *	248	33,611
Texas Instruments	3,688	704,076
Ubiquiti	46	14,967
Wixcom *	421	93,496
Zoom Video Communications, Cl A *	1,669	483,176
		3,918,086
Materials — 0.4%
Balchem	223	31,314
Louisiana-Pacific	653	41,426
		72,740
Real Estate — 0.1%
eXp World Holdings	457	20,953

Total Common Stock
(Cost $15,925,834)		16,627,465

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 0.03%	68,744	68,744

Total Short-Term Investment
(Cost $68,744)		68,744

Total Investments - 100.1%
(Cost $15,994,578)		$16,696,209

Percentages are based on Net Assets of $16,678,537

* Non-income producing security

Cl — Class

PLC — Public Limited Company

As of August 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under US GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

MER-QH-001-0300